COMMITMENTS AND CONTINGENCIES (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 28	$ 28	$ 28
United Kingdom
Commitments and Contingencies Disclosure [Line Items]
Number of real property leases	1
Lease terms expiration date	November 2016
Annual principal rent payments	$ 150